Document and Entity Information	Jun. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2024
Entity Registrant Name	26North BDC, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-56594
Entity Tax Identification Number	93-2305832
Entity Address Address Line 1	600 Madison Avenue
Entity Address Address Line 2	26th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	224-0626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001950976